SCHEDULE OF REMAINING DERIVATIVE LIABILITIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Fair value of warrants issued	$ 12,304,724
Total	10,483,371
Convertible Note Payable [Member]
Fair value of conversion option on convertible note payable	534,898
Series C Preferred Stock [Member]
Fair value of warrants issued	$ 9,948,473